Note 9 - Convertible Preferred Stock (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		99 Months Ended	12 Months Ended					99 Months Ended	1 Months Ended			13 Months Ended	1 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 30, 2012	Dec. 30, 2013	Dec. 31, 2008	Apr. 30, 2009	Nov. 30, 2010	Nov. 30, 2011	Apr. 30, 2012	Aug. 31, 2007	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Dec. 31, 2011	Jan. 31, 2012	Feb. 28, 2012	Feb. 29, 2012
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189						16,680,324	16,680,324	16,680,324	16,680,324					16,680,324
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53						$ 0.06		$ 0.06
Warrant Term	5 years
Warrant Liabilities Noncurrent			$ 580,187	$ 602,188			$ 623,672	$ 685,213	$ 623,672	$ 623,672					$ 623,672											$ 646,844
Fair Value Adjustment of Warrants		7,277	22,001	21,484	(50,762)	(11,230)	(61,541)	(156,163)	(622,824)
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants					9,639		6,885	(4,131)	9,797	(2,361)
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants					11,803					(984)
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants					2,295					(1,311)
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants					3,025					885
Other Nonoperating Income (Expense) [Member] | Series A Preferred Stock [Member] | August 2007 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants											68,393	266,293	23,143
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	9,404					2,351				4,702				21,159	25,861
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	2,000					2,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants					4,000					4,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	0					4,000				12,000				46,000	60,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	1,000					1,000				2,000				11,000	14,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | December 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	1,000					0				2,000				11,000	13,000
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	3,642					910				1,821				7,283	9,104
Other Nonoperating Income (Expense) [Member] | Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Fair Value Adjustment of Warrants	2,954					740				1,477				6,646	8,123
Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							196,721	196,721	196,721	196,721		196,721			196,721	196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.61	$ 0.61	$ 0.61	$ 0.61		$ 0.61			$ 0.61	$ 0.61
Warrant Term																10 years
Warrant Liabilities Noncurrent							44,066	50,951	44,066	44,066		53,863			44,066	53,863
Fair Value Assumptions, Expected Dividend Rate																0.00%
Fair Value Assumptions, Expected Volatility Rate																79.00%
Fair Value Assumptions, Risk Free Interest Rate																2.70%
Fair Value Assumptions, Expected Term																10 years
Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							245,900	245,900	245,900	245,900					245,900		245,900
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.61	$ 0.61	$ 0.61	$ 0.61					$ 0.61		$ 0.61
Warrant Term																	10 years
Warrant Liabilities Noncurrent							58,278	66,885	58,278	58,278					58,278		70,082
Fair Value Assumptions, Expected Dividend Rate																	0.00%
Fair Value Assumptions, Expected Volatility Rate																	79.00%
Fair Value Assumptions, Risk Free Interest Rate																	2.80%
Fair Value Assumptions, Expected Term																	10 years
Fair Value Adjustment of Warrants							8,607	(5,900)	11,804
Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							163,934	163,934	163,934	163,934					163,934			163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.61	$ 0.61	$ 0.61	$ 0.61					$ 0.61			$ 0.61
Warrant Term																		10 years
Warrant Liabilities Noncurrent							46,393	48,524	46,393	46,393					46,393			46,721
Fair Value Assumptions, Expected Dividend Rate																		0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate																		79.00%	79.00%
Fair Value Assumptions, Risk Free Interest Rate																		2.90%	2.90%
Fair Value Assumptions, Expected Term																		10 years	10 years
Fair Value Adjustment of Warrants							2,131	(6,485)	328
Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							73,770	73,770	73,770	73,770					73,770					73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.61	$ 0.61	$ 0.61	$ 0.61					$ 0.61					$ 0.61
Warrant Term																				10 years
Warrant Liabilities Noncurrent							24,934	26,852	24,934	24,934					24,934					27,443
Fair Value Assumptions, Expected Dividend Rate																				0.00%
Fair Value Assumptions, Expected Volatility Rate																				92.00%
Fair Value Assumptions, Risk Free Interest Rate																				1.98%
Fair Value Assumptions, Expected Term																				10 years
Fair Value Adjustment of Warrants							1,918	591	2,509
Series A Preferred Stock [Member] | August 2007 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 0.61
Warrant Liabilities Noncurrent																					357,829
Fair Value Assumptions, Expected Dividend Rate																					0.00%
Fair Value Assumptions, Expected Volatility Rate																					46.00%
Fair Value Assumptions, Risk Free Interest Rate																					3.90%
Fair Value Assumptions, Expected Term																					1 year 146 days
Series A Preferred Stock [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)					$ 0.0488		$ 0.0488
Preferred Stock, Dividends Per Share, Declared (in Dollars per share)					$ 0		$ 0
Preferred Stock, Conversion Price (in Dollars per share)		$ 0.05			$ 0.05		$ 0.05		$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion					30,000,000		30,000,000
Preferred Stock, Shares Authorized (in Shares)		24,543,626			24,543,626		24,543,626	24,543,626	24,543,626											24,543,626
Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							2,351,019	2,351,019	2,351,019	2,351,019					2,351,019					2,351,019
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05					$ 0.05
Warrant Term																				10 years
Warrant Liabilities Noncurrent							72,882	77,584	72,882	72,882					72,882					98,743
Fair Value Assumptions, Expected Dividend Rate																				0.00%
Fair Value Assumptions, Expected Volatility Rate																				84.00%
Fair Value Assumptions, Risk Free Interest Rate																				2.00%
Fair Value Assumptions, Expected Term																				10 years
Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							2,000,000	2,000,000	2,000,000	2,000,000					2,000,000							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05							$ 0.05
Warrant Term																						10 years
Warrant Liabilities Noncurrent							54,000	60,000	54,000	54,000					54,000							84,000
Fair Value Assumptions, Expected Dividend Rate																						0.00%
Fair Value Assumptions, Expected Volatility Rate																						84.00%
Fair Value Assumptions, Risk Free Interest Rate																						3.20%
Fair Value Assumptions, Expected Term																						10 years
Fair Value Adjustment of Warrants							6,000	23,000	30,000
Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							4,000,000	4,000,000	4,000,000	4,000,000					4,000,000								4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05								$ 0.05
Warrant Term																							10 years
Warrant Liabilities Noncurrent							108,000	120,000	108,000	108,000					108,000								168,000
Fair Value Assumptions, Expected Dividend Rate																							0.00%
Fair Value Assumptions, Expected Volatility Rate																							84.00%
Fair Value Assumptions, Risk Free Interest Rate																							3.20%
Fair Value Assumptions, Expected Term																							10 years
Fair Value Adjustment of Warrants							12,000	46,000	60,000
Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							4,000,000	4,000,000	4,000,000	4,000,000					4,000,000									4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05									$ 0.05
Warrant Term																								10 years
Warrant Liabilities Noncurrent							108,000	120,000	108,000	108,000					108,000									168,000
Fair Value Assumptions, Expected Dividend Rate																								0.00%
Fair Value Assumptions, Expected Volatility Rate																								84.00%
Fair Value Assumptions, Risk Free Interest Rate																								2.00%
Fair Value Assumptions, Expected Term																								10 years
Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							1,000,000	1,000,000	1,000,000	1,000,000					1,000,000				1,000,000						1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05				0.05						$ 0.05
Warrant Term																									10 years
Warrant Liabilities Noncurrent							28,000	30,000	28,000	28,000					28,000				42,000						42,000
Fair Value Assumptions, Expected Dividend Rate																									0.00%
Fair Value Assumptions, Expected Volatility Rate																									84.00%
Fair Value Assumptions, Risk Free Interest Rate																									2.10%
Fair Value Assumptions, Expected Term																									10 years
Series B Preferred Stock [Member] | December 2011 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							1,000,000	1,000,000	1,000,000	1,000,000					1,000,000											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05											$ 0.05
Warrant Term																										10 years
Warrant Liabilities Noncurrent							28,000	30,000	28,000	28,000					28,000											41,000
Fair Value Assumptions, Expected Dividend Rate																										0.00%
Fair Value Assumptions, Expected Volatility Rate																										84.00%
Fair Value Assumptions, Risk Free Interest Rate																										1.80%
Fair Value Assumptions, Expected Term																										10 years
Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							910,445	910,445	910,445	910,445					910,445												910,445
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05												$ 0.05
Warrant Term																											10 years
Warrant Liabilities Noncurrent							28,224	30,045	28,224	28,224					28,224												37,328
Fair Value Assumptions, Expected Dividend Rate																											0.00%
Fair Value Assumptions, Expected Volatility Rate																											84.00%
Fair Value Assumptions, Risk Free Interest Rate																											1.80%
Fair Value Assumptions, Expected Term																											10 years
Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							738,535	738,535	738,535	738,535					738,535													738,535	738,535
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.05													$ 0.05	$ 0.05
Warrant Term																												10 years	10 years
Warrant Liabilities Noncurrent							22,895	24,372	22,895	22,895					22,895													31,018	31,018
Fair Value Assumptions, Expected Dividend Rate																												0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate																												84.00%	84.00%
Fair Value Assumptions, Risk Free Interest Rate																												1.98%	1.98%
Fair Value Assumptions, Expected Term																												10 years	10 years
Series B Preferred Stock [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)					$ 0.004		$ 0.004
Preferred Stock, Dividends Per Share, Declared (in Dollars per share)					$ 0		$ 0
Preferred Stock, Conversion Price (in Dollars per share)		$ 0.05			$ 0.05		$ 0.05		$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion					$ 30,000,000		$ 30,000,000
Preferred Stock, Shares Authorized (in Shares)		227,000,000			227,000,000		227,000,000	227,000,000	227,000,000											227,000,000
December 2008 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)												196,721				196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 0.61				$ 0.61
November 2010 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																		$ 0.61
April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																				73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																				$ 0.61